SHAREHOLDERS' EQUITY (Details) $ in Thousands		Sep. 30, 2018 USD ($) shares	Sep. 30, 2018 ₪ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ₪ / shares	Dec. 31, 2016 shares
Stockholders' Equity Attributable to Parent [Abstract]
Ordinary shares, par value | ₪ / shares			₪ 3.0		₪ 3.0
Number of shares, Authorized		10,000,000		10,000,000
Number of shares, Issued	[1]	2,028,552		2,028,552
Number of shares, Outstanding	[1]	2,028,552		2,028,552		2,028,552
Ordinary shares, Amount | $	[1]	$ 1,985		$ 1,985

[1]	Adjusted to reflect reverse split of shares.